Notes and Convertible Notes Payable (Details) - USD ($)														3 Months Ended	12 Months Ended
	Jan. 30, 2026	Nov. 10, 2025	Oct. 03, 2025	Jul. 29, 2025	Feb. 14, 2025	Jan. 24, 2025	Jan. 16, 2025	Jul. 30, 2024	Apr. 22, 2024	Dec. 13, 2023	Dec. 12, 2023	Nov. 03, 2023	Aug. 08, 2023	May 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020
Notes and Convertible Notes Payable [Line Items]
Principal amount		$ 123,050	$ 123,050	$ 154,440
Prepaid interest		14,766	14,766	21,621
Total repayments		137,816	137,816	176,061
Original issue discount		16,050	16,050	22,240
Fees		7,000	7,000	7,200
Net proceeds		$ 100,000	$ 100,000	125,000
Conversion right discount, percentage		35.00%	35.00%											35.00%
Payment amount			$ 13,782
Discount against note		$ 47,356	45,676	62,014
Fair value of conversion option		9,520	7,860	10,953
Net proceeds received in amount		$ 37,816	$ 37,816	$ 51,061											$ 584,135	$ 941,660
Loss on extinguishment of debt															317,982	(178,986)
SBA Loans [Member]
Notes and Convertible Notes Payable [Line Items]
Interest accrued															21,951	17,725
Interest expense (income)															19,577	16,413
Loan [Member]
Notes and Convertible Notes Payable [Line Items]
Interest income															15,351	2,316
Government Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount															450,000	450,000
August 2023 Note Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount													$ 144,760
Prepaid interest													17,371
Total repayments													162,131
Original issue discount													15,510
Fees													4,250
Net proceeds													$ 125,000
Maturity Date													Jun. 30, 2024
Monthly payments													$ 16,213
Note Payable November 2023 [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount												$ 350,000
Net proceeds												$ 317,000
Maturity Date												Sep. 03, 2024
Interest rate, percentage												0.00%
Original issue discount, percentage												8.00%
Payment premium, percentage												8.00%
Total cash repayments												$ 378,000
December 2023 Note I [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount											$ 144,760
Prepaid interest											17,371
Total repayments											162,131
Original issue discount											15,510
Fees											4,250
Net proceeds											$ 125,000
Maturity Date											Oct. 15, 2024
Monthly payments											$ 16,213
Conversion right discount, percentage											15.00%
December 2023 Note II Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount										$ 175,000
Net proceeds										$ 156,000
Maturity Date										Sep. 03, 2024
Interest rate, percentage										0.00%
Original issue discount, percentage										8.00%
Payment premium, percentage										8.00%
Total cash repayments										$ 189,000
Conversion price per share (in Dollars per share)										$ 5
Notes Payable April 2024 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount									$ 161,000
Prepaid interest									19,320
Original issue discount									21,000
Fees									5,000
Net proceeds									$ 118,787
Conversion right discount, percentage									15.00%
Principal repayments									$ 180,320
Investor amount									16,213
Payment amount									$ 18,032
July 2024 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Original issue discount								$ 19,649
Fees								4,000
Net proceeds								200,000
Monthly payments								9,319
Principal repayments								223,649
Discount against note								$ 23,649
January 2025 Note I [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount							$ 150,650
Prepaid interest							18,078
Original issue discount							19,650
Fees							6,000
Net proceeds							$ 125,000
Maturity Date							Nov. 15, 2025
Monthly payments							$ 16,873
Conversion right discount, percentage							39.00%
Discount against note							$ 83,643
Repayments of Debt							168,278
Fair value of conversion option							39,915
Net proceeds received in amount							43,728
Loss on extinguishment of debt							$ 23,098
January 2025 Note II [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount						$ 98,900
Prepaid interest						13,846
Total repayments						112,746
Original issue discount						12,900
Fees						6,000
Net proceeds						$ 80,000
Maturity Date						Nov. 30, 2025
Monthly payments						$ 56,373
Conversion right discount, percentage						39.00%
Discount against note						$ 48,074
Fair value of conversion option						15,328
Net proceeds received in amount						32,746
Loss on extinguishment of debt						15,661
Installments Thereafter						$ 14,093
February 2025 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest					$ 14,628
Original issue discount					15,900
Fees					6,000
Net proceeds					$ 100,000
Maturity Date					Dec. 15, 2025
Monthly payments					$ 13,653
Conversion right discount, percentage					25.00%
Discount against note					$ 43,302
Repayments of Debt					136,528
Fair value of conversion option					6,774
Net proceeds received in amount					36,528
Loss on extinguishment of debt															19,101
Principal amount					$ 121,900
Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date		Aug. 30, 2026	Aug. 15, 2026	May 30, 2026
Promissory Note [Member] | Forecast [Member]
Notes and Convertible Notes Payable [Line Items]
Payment amount														$ 22,008
Subsidiaries [Member]
Notes and Convertible Notes Payable [Line Items]
Aggregate of disaster relief loans																	$ 450,000	$ 450,000	$ 450,000
Percentage of loans bear interest																	3.75%	3.75%	3.75%
Maturity term																	30 years	30 years	30 years
SBA [Member] | Loan [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments															$ 450,000	$ 450,000
Subsequent Event [Member]
Notes and Convertible Notes Payable [Line Items]
Initial payment	$ 88,031